Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per Share
Schedule of earnings per share

As of December 31,	2025	2024	2023
Profit attributable to the owners of the Group	122,951,543	108,863,270	145,251,024
Weighted average number of shares outstanding in the period	32,575,740	32,194,108	32,194,108
Earnings per share, basic and diluted	3.77	3.38	4.51